Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	Alarion Financial Services Inc
Entity Central Index Key	0001353174
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,633,208
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float	$ 11,398,880

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 4,853	$ 3,127
Interest-earning deposits	224	262
Federal funds sold		3,015
Cash and cash equivalents	5,077	6,404
Securities available for sale	50,216	49,304
Loans, net of allowance for loan losses of $5,397 and $4,115	194,274	213,069
Loans held for sale	9,961	7,395
Accrued interest receivable	860	903
Premises and equipment, net	13,042	13,418
Other real estate owned, net	4,523	6,359
Federal Home Loan Bank stock, at cost	1,266	1,409
Deferred income taxes	4,511	3,347
Other assets	786	1,382
Total assets	284,516	302,990
Liabilities and Stockholders' Equity
Noninterest-bearing demand deposits	31,038	26,778
NOW, money-market and savings deposits	85,318	76,476
Time deposits less than $100,000	86,705	89,016
Time deposits greater than $100,000	38,167	59,074
Total deposits	241,228	251,344
Federal Home Loan Bank advances	16,000	21,000
Other borrowings	1,754	3,054
Accrued interest payable	342	436
Accrued expenses and other liabilities	935	522
Total liabilities	260,259	276,356
Commitments and contingencies (Notes 4, 11 and 20)
Stockholders' equity:
Additional paid-in capital, preferred	6,840	6,840
Preferred stock discount	(134)	(200)
Common stock, $.01 par value; 4,000,000 shares authorized, 2,633,208 and 2,653,208 shares issued and outstanding	26	27
Additional paid-in capital, common	26,595	26,693
Accumulated deficit	(9,271)	(6,111)
Accumulated other comprehensive income (loss)	201	(615)
Total stockholders' equity	24,257	26,634
Total liabilities and stockholders' equity	284,516	302,990
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses	$ 5,397	$ 4,115
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	2,633,208	2,653,208
Common stock, shares outstanding	2,633,208	2,653,208
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, liquidation value	$ 1,000	$ 1,000
Preferred stock, shares outstanding	6,514	6,514
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, liquidation value	$ 1,000	$ 1,000
Preferred stock, shares outstanding	326	326

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans	$ 11,161	$ 12,668
Securities	1,279	1,240
Other	20	60
Total interest income	12,460	13,968
Interest expense:
Deposits	3,046	4,334
Borrowings	641	696
Total interest expense	3,687	5,030
Net interest income	8,773	8,938
Provision for loan losses	4,460	6,635
Net interest income after provision for loan losses	4,313	2,303
Noninterest income:
Deposit account fees	379	372
Net gain on sale of securities		478
Net gain on sales of loans held for sale	1,730	1,368
Other	348	262
Total noninterest income	2,457	2,480
Noninterest expenses:
Salaries and employee benefits	4,649	4,084
Occupancy and equipment	1,314	1,222
Data processing	578	606
Professional services	556	518
Advertising and promotion	199	175
Office supplies and printing	135	126
Other real estate owned expense	2,140	1,366
FDIC assessment	483	485
Other	1,155	1,210
Total noninterest expenses	11,209	9,792
Loss before income tax benefit	(4,439)	(5,009)
Income tax benefit	(1,653)	(1,849)
Net loss	(2,786)	(3,160)
Preferred stock dividend requirements and accretion of preferred stock to par	420	420
Net loss available to common shareholders	$ (3,206)	$ (3,580)
Loss per common share - basic and diluted	$ (1.21)	$ (1.35)
Weighted-average number of common shares outstanding, basic and diluted	2,641,482	2,653,208

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Preferred Stock [Member] Additional Paid-In Capital [Member]	Preferred Stock [Member] Discount [Member]	Common Stock [Member] Additional Paid-In Capital [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009			$ 6,840	$ (265)	$ 26,680	$ 27	$ (2,531)	$ (45)	$ 30,706
Balance, shares at Dec. 31, 2009	6,514	326				2,653,208
Comprehensive loss:
Net loss							(3,160)		(3,160)
Net change in unrealized gain on securities available for sale, net of taxes								(570)	(570)
Comprehensive loss									(3,730)
Share-based compensation					13				13
Preferred stock dividend requirements and Series B preferred stock accretion				65			(420)		(355)
Balance at Dec. 31, 2010			6,840	(200)	26,693	27	(6,111)	(615)	26,634
Balance, shares at Dec. 31, 2010	6,514	326				2,653,208
Comprehensive loss:
Net loss							(2,786)		(2,786)
Net change in unrealized gain on securities available for sale, net of taxes								816	816
Comprehensive loss									(1,970)
Share-based compensation					1				1
Retirement of stock					(99)	(1)			(100)
Retirement of stock, shares						(20,000)
Preferred stock dividend requirements and Series B preferred stock accretion				66			(374)		(308)
Balance at Dec. 31, 2011			$ 6,840	$ (134)	$ 26,595	$ 26	$ (9,271)	$ 201	$ 24,257
Balance, shares at Dec. 31, 2011	6,514	326				2,633,208

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Net change in unrealized gain on securities available for sale, taxes	$ 489	$ 342

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,786)	$ (3,160)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for loan losses	4,460	6,635
Share-based compensation	1	13
Depreciation and amortization	637	626
Gain on sale of loans held for sale	(1,730)	(1,368)
Loans originated for sale	(77,855)	(66,533)
Proceeds from loans sold	77,019	66,831
Deferred income tax benefit	(1,653)	(1,849)
Net amortization of deferred loan fees and costs	113	97
Loss on sale of other real estate owned	434	29
Provision for other real estate owned losses	1,522	1,217
Net decrease in accrued interest payable	(94)	(204)
Net decrease in accrued interest receivable	43	36
Net decrease in other assets	496	367
Net gain on sale of securities		(478)
Net increase (decrease) in accrued expenses and other liabilities	413	(93)
Net amortization of premiums and discounts on securities available for sale	733	534
Net cash provided by operating activities	1,753	2,700
Cash flows from investing activities:
Purchase of securities available for sale	(12,350)	(52,310)
Proceeds from sales, principal repayments and maturities on securities available for sale	12,010	33,320
Net decrease in time deposits in banks		2,287
Net decrease in loans	11,650	2,346
Purchase of premises and equipment	(261)	(734)
Proceeds from sale of other real estate owned	2,452	186
Redemption of Federal Home Loan Bank stock	143	90
Net cash provided by (used in) investing activities	13,644	(14,815)
Cash flows from financing activities:
Net (decrease) increase in deposits	(10,116)	1,355
Net decrease in other borrowings	(1,300)	(4,579)
Net decrease in Federal Home Loan Bank advances	(5,000)
Preferred stock dividend requirements and Series B stock accretion	(308)	(355)
Net cash used in financing activities	(16,724)	(3,579)
Net decrease in cash and cash equivalents	(1,327)	(15,694)
Cash and cash equivalents at beginning of year	6,404	22,098
Cash and cash equivalents at end of year	5,077	6,404
Supplemental disclosure of cash flow information:
Interest	3,781	5,234
Income taxes
Noncash transactions:
Accumulated other comprehensive (loss) income, net change in unrealized (loss) gain on securities available for sale, net of taxes	816	(570)
Transfer of loans to other real estate owned	3,594	6,397
Transfer of other real estate owned to loans	1,022	189
Retirement of common stock from other assets	$ 100

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

Organization. Alarion Financial Services, Inc. (the "Holding Company") owns 100% of the outstanding common stock of Alarion Bank (the "Bank") and North Central Florida Developers Corporation. The Holding Company's primary activity is the operation of the Bank and North Central Florida Developers Corporation. The Bank is a state (Florida)-chartered commercial bank. The Bank offers a variety of banking and financial services to individual and corporate customers through its six banking offices located in Ocala, Gainesville and Alachua, Florida. The deposit accounts of the Bank are insured up to the applicable limits by the Federal Deposit Insurance Corporation. North Central Florida Developers Corporation holds loans or assets that might require a longer term hold to realize full economic value.

Basis of Presentation. The accompanying consolidated financial statements include the accounts of the Holding Company, the Bank and North Central Florida Developers Corporation (collectively, the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The accounting and reporting practices of the Company conform to accounting principles generally accepted in the United States of America ("GAAP") and to general practices within the banking industry. The following summarizes the more significant of these polices and practices.

Use of Estimates. In preparing consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the valuation of deferred tax assets and other real estate owned.

Cash and Cash Equivalents. For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from banks, interest-earning deposits (including time deposits with original maturities of ninety days or less) and federal funds sold, all of which mature within ninety days.

At December 31, 2011 and 2010, the Bank was not required by law or regulation to maintain cash reserves with the Federal Reserve Bank, in accounts with other banks or in the vault.

Securities. Securities may be classified as either trading, held to maturity or available for sale. Securities that are held principally for resale in the near term are considered trading securities and recorded at fair value with changes in fair value recorded in operations. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held to maturity" and are reported at amortized cost. Available-for-sale securities consist of securities not classified as trading securities nor as held-to-maturity securities. Unrealized holding gains and losses, net of tax, on available-for-sale securities are excluded from operations and reported in accumulated other comprehensive income (loss). Gains and losses on the sale of available-for-sale securities are recorded on the trade date and are determined using the specific-identification method. Purchase premiums and discounts are recognized in interest-income using the interest method over the terms of the securities.

Loans. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs.

Loan origination fees are capitalized and certain direct origination costs are deferred. Both are recognized as an adjustment of the yield of the related loan.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance.

The accrual of interest on loans is discontinued at the time the loan is ninety-days delinquent unless the loan is well collateralized and in process of collection. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Past due status is based on contractual terms of the loan.

All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. There were no changes in the Company's accounting policies or methodology during the year ended December 31, 2011.

Allowance for Loan Losses. The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to operations. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, will be credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

Allowance for Loan Losses, Continued. The allowance consists of specific and general components. The specific component relates to loans that are considered impaired. For such loans, an allowance is established when the discounted cash flows or the collateral value of the impaired loan is lower than the carrying value of that loan. The general components covers nonimpaired loans and is based on loss experience adjusted for qualitative factors.

The historical loss component of the allowance is determined by losses recognized by portfolio segment over the preceding three years and adjusted for the following qualitative factors: changes in lending policies and procedures, including changes in underwriting standards and collection, charge-off and recovery practices not considered elsewhere in estimating credit losses; changes in international, national, regional, and local economic and business conditions that affect the collectability of the portfolio, including the condition of various market segments; changes in the nature and volume of the portfolio and in the terms of the loans; changes in the experience, ability, and depth of lending management and other relevant staff; changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified or graded loans; changes in the quality of the Company's loan review system; changes in the value of the underlying collateral for collateral-dependent loans; the existence and effect of any concentrations of credit, and changes in the level of such concentrations; the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in the Company's existing portfolio, and other trends or uncertainties that could affect management's estimate of probable losses.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Impairment is measured on a loan-by-loan basis for commercial, commercial real estate and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller-balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual residential real estate, home equity or consumer loans for impairment disclosures.

Loans Held for Sale. The Company has a mortgage division within the Bank to originate and sell residential mortgage loans in the secondary market. Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate, determined by outstanding commitments from investors or current investors yield requirements. The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate-lock commitments). Rate-lock commitments on mortgage loans that are intended to be sold are considered to be derivatives in accordance with GAAP. Accordingly, such commitments, along with any related fees received from potential borrowers, are recorded at fair value in derivative assets or liabilities, with changes in fair value recorded in the net gain or loss on sale of loans held for sale. Fair value is based on fees currently charged to enter into similar agreements, and for fixed-rate commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The effect was not material to the Company's consolidated financial statements for the years ended December 31, 2011 or 2010.

Loan origination fees are deferred and direct loan origination costs are capitalized until the related loan is sold, at which time the net fees are included in the net gain on sale of loans held for sale in the consolidated statements of operations.

Premises and Equipment. Land is stated at cost. Other premises, equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Interest costs are capitalized in connection with construction of new banking offices. Depreciation and amortization expense are computed using the straight-line method over the shorter of the estimated useful life of each type of asset or related lease term which includes certain renewal options.

Other Real Estate Owned. Other real estate owned represents assets acquired through foreclosure and is initially recorded at fair value less selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of the new costs basis or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in operations.

Comprehensive (Loss) Income. GAAP requires that recognized revenue, expenses, gains and losses be included in net (loss) earnings. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net (loss) earnings, are components of comprehensive income (loss).

Comprehensive (Loss) Income, Continued. The components of accumulated other comprehensive (loss) income and related tax effects are as follows (in thousands):

	Year Ended December 31,
	2011	2010

Unrealized holding losses on available for sale securities	$1,305	(434)
Reclassification adjustment for gains realized in operations	—	(478)

Net change in unrealized losses	1,305	(912)
Income tax effect	(489)	342

Net unrealized gain (loss)	$816	(570)

The reclassification adjustment above relates to gains on investment securities that were realized and included in net earnings in 2010 that also had been included in other comprehensive loss as unrealized holding gains in the period in which they arose. These gains must be deducted through other comprehensive loss of the period in which they are included in net earnings to avoid including them in comprehensive loss twice.

Transfer of Financial Assets. Transfers of financial assets or a participating interest in an entire financial asset are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. A participating interest is a portion of an entire financial asset that (1) conveys proportionate ownership rights with equal priority to each participating interest holder (2) involves no recourse (other than standard representations and warranties) to, or subordination by, any participating interest holder, and (3) does not entitle any participating interest holder to receive cash before any other participating interest holder. Recourse in the form of an independent third-party guarantee shall be excluded from the evaluation of whether the participating interest definition is met.

Income Taxes. The Company accounts for income taxes in accordance with current income tax accounting guidance required by GAAP, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

As of December 31, 2011, management is not aware of any uncertain tax positions that would have a material effect on the Company's financial statements.

The Company recognizes interest and penalties on income taxes as a component of income taxes.

The Holding Company, North Central Florida Developers Corporation and the Bank file consolidated income tax returns. Income taxes are allocated between the Holding Company and its subsidiaries as though separate income tax returns were filed.

Stock Compensation Plan. The Company has adopted the fair value recognition method and expenses the fair value of any stock options as they vest and in the accompanying consolidated statements of operations.

Loss Per Common Share. Loss per common share ("EPS") has been computed on the basis of the weighted-average number of shares of common stock outstanding. Outstanding stock options and warrants were not considered dilutive securities for 2011 and 2010 due to the fact that there was a loss available to common shareholders.

Advertising. The Company expenses all media advertising as incurred.

Off-Balance-Sheet Instruments. In the ordinary course of business the Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, unused lines of credit and standby letters of credit. Such financial instruments are recorded in the consolidated financial statements when they are funded.

Fair Value Measurements. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Such inputs may include interest rates and yield curves, volatilities, prepayment speeds, credit risks, and default rates.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

The following describes valuation methodologies used for assets and liabilities measured at fair value:

Securities Available for Sale. Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government bonds, certain mortgage products and exchange-traded equities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include certain collateralized mortgage and debt obligations and certain high-yield debt securities. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy. Securities classified within Level 3 include certain residual interests in securitizations and other less liquid securities.

Impaired Loans. Estimates of fair value are determined based on a variety of information, including the use of available appraisals, estimates of market value by licensed appraisers or local real estate brokers and the knowledge and experience of the Company's management related to values of properties in the Company's market areas. Management takes into consideration the type, location and occupancy of the property as well as current economic conditions in the area the property is located in assessing estimates of fair value. Accordingly, fair value estimates for impaired loans is classified as Level 3.

Other Real Estate Owned. Estimates of fair values are determined based on a variety of information, including the use of available appraisals, estimates of market value by licensed appraisers or local real estate brokers and the knowledge and experience of the Company's management related to values of properties in the Company's market areas. Management takes into consideration the type, location and occupancy of the property as well as current economic conditions in the area the property is located in assessing estimates of fair value. Accordingly, the fair values estimates for other real estate owned are classified as Level 3.

Fair Values of Financial Instruments. The following methods and assumptions were used by the Company in estimating fair values of financial instruments:

Cash and Cash Equivalents. The carrying amounts of these financial instruments approximate their fair value.

Securities Available for Sale. The fair value for securities available for sale are based on the framework for measuring fair value.

Loans. For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values. Fair values for certain fixed-rate residential mortgage, commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair value for impaired loans are based on the framework for measuring fair value.

Loans Held for Sale. Loans held for sale, which are composed of residential first mortgage loans, are reported at the lower of cost or fair value on an aggregate loan portfolio basis. Gains or losses realized on the sales of loans held for sale are recognized at the time of sale and are determined by the difference between the net sales proceeds and the carrying value of the loans sold including any deferred origination fees and costs. Net unrealized losses, if any, are recognized through a market adjustment by charges to operations. Transfers of loans held for sale to the portfolio require a market value adjustment to be recognized in operations if the fair market value is less than the carrying value at the date of transfer.

Federal Home Loan Bank Stock. Fair value of the Company's investment in Federal Home Loan Bank stock is based on its redemption value, which is its cost of $100 per share.

Deposits. The fair values disclosed for demand, NOW, money-market and savings deposits are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). Fair values for fixed-rate time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on time deposits to a schedule of aggregated expected monthly maturities of time deposits.

Other Borrowings. The carrying amounts of other borrowings approximates their fair value.

Federal Home Loan Bank Advances. Fair value of the advances from the Federal Home Loan Bank are estimated using a discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowings.

Accrued Interest. The carrying amounts of accrued interest approximate their fair values.

Off-Balance-Sheet Financial Instruments. Fair values for off-balance-sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing.

Recent Pronouncements. In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-02, Receivables (Topic 310) A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring ("ASU No. 2011-02"). This amends the guidance for troubled debt restructurings. The guidance clarifies the guidance on a creditor's evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. ASU No. 2011-02 was effective for annual periods on January 1, 2012 and should be applied retrospectively to the beginning of the annual period of adoption. The adoption of the ASU did not have a material impact on the Company's consolidated financial statements.

Recent Pronouncements, Continued. In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU No. 2011-04"). ASU 2011-04 applies to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity's shareholders' equity in the financial statements. ASU 2011-04 is expected to result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, it changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements of ASU 2011-04, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, including the following: (1) measuring the fair value of financial instruments that are managed within a portfolio; (2) application of premiums and discounts in a fair value measurement; and (3) additional disclosures about fair value measurements. ASU 2011-04 was effective for annual periods beginning on January 1, 2012 and is to be applied prospectively. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220) ("ASU No. 2011-05"). The amendments in this update remove the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU No. 2011-05 was effective for annual periods, beginning on January 1, 2012. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Reclassifications. Certain amounts in the 2010 financial statements have been reclassified to conform with the 2011 presentation.

Securities Available For Sale	12 Months Ended
Dec. 31, 2011
Securities Available For Sale [Abstract]
Securities Available For Sale

(2) Securities Available for Sale

Securities available for sale have been classified according to management's intent. The carrying amount and fair value of securities available for sale are as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
At December 31, 2011:
U.S. Government agency securities	$1,064	—	(5)	1,059
Mortgage-backed securities	46,734	482	(52)	47,164
Corporate bonds	2,097	—	(104)	1,993

	$49,895	482	(161)	50,216

At December 31, 2010-
Mortgage-backed securities	$50,288	77	(1,061)	49,304

Securities sold are as follows (in thousands):

	Year Ended December 31,
	2011	2010

Gross proceeds	$—	22,350

Gross gains	—	478

Gross losses	—	—

Total	$—	478

The scheduled maturities of securities at December 31, 2011 were as follows (in thousands):

	Amortized Cost	Approximate Fair Value
Due from five to ten years	$2,097	1,993
Due after ten years	1,064	1,059
Mortgage-backed securities	46,734	47,164

	$49,895	50,216

Securities with gross unrealized losses at December 31, 2011, aggregated by investment category and length of time that individual securities have been in a continuous loss position, are as follows (in thousands):

	Less Than Twelve Months
	Gross Unrealized Losses	Fair Value
Securities Available for Sale:
U.S. Government agency securities	$(5)	1,059
Mortgage-backed securities	(52)	12,440
Corporate bonds	(104)	1,993

	$(161)	15,492

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

The unrealized losses on fourteen securities available for sale were caused by market conditions. It is expected that the securities would not be settled at a price less than the par value of the investments. Because the decline in fair value is attributable to changes in market conditions and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

At December 31, 2011, management believed that we will not be required to sell any securities before recovery of their amortized losses.

At December 31, 2011 and 2010, securities with a carrying value of approximately $12.6 million and $10.5 million, respectively, were pledged for other borrowings and public funds.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

(3) Loans

The loan portfolio segments are as follows (in thousands):

	At December 31,
	2011	2010
Real estate loans:
Office/retail/other	$59,006	63,357
Multi-family	16,421	9,518
Land	16,118	23,345
Commercial real estate	13,384	16,927
Residential non owner	14,315	18,356
Residential owner	32,252	32,667
Construction and development	6,520	4,819
Home equity and line of credit	14,522	19,764
Commercial	19,489	20,587
Consumer	7,284	7,471

Total loans	199,311	216,811

Allowance for loan losses	(5,397)	(4,115)
Net deferred loan costs	360	373

Loans, net	$194,274	213,069

The Company has divided the loan portfolio into three portfolio segments and ten classes, each with different risk characteristics and methodologies for assessing risk. The portfolio segments identified by the Company are as follows:

Real Estate Mortgage Loans. Real estate mortgage loans are divided into eight classes: Office/Retail/Other, Multi-Family, Land, Commercial Real Estate, Residential Non-Owner, Residential Owner, Construction and Home Equity & Line of Credit. All loans are underwritten in accordance with policies set forth and approved by the Board of Directors.

Office/Retail/Other Loans. Office/retail/other loans are typically secured by the subject property, such as a church, motel/hotel, restaurant, retail store, warehouse, or an office. These loans are secured by first liens on properties located within the Company's market area. The Company's underwriting analysis includes credit verification, independent appraisals, a review of the borrower's financial condition, and a detailed analysis of the borrower's underlying cash flows.

Multi-Family Loans. Multi-family loans are typically secured by properties such as apartments, duplexes and others that are constructed for use by multiple family groups. These loans are secured by first liens on properties located within the Company's market area. The Company's underwriting analysis typically utilizes the same standards and criteria used on commercial real estate loans and include credit verification, independent appraisals, a review of the borrower's financial condition, and a detailed analysis of the borrower's underlying cash flows. These loan types also are considered a higher degree of credit risk due to the underlying management assumptions that need to be considered when dealing with these types of real estate investments.

Land Loans. Loan loans are typically secured by raw land, farm land, improved land such as a lot, or land to be used for development. The Company also makes loans on occasion for the purchase of land for future development by the borrower. Land loans are extended for the future development for either commercial or residential use by the borrower. The Company carefully analyzes the intended use of the property and the viability thereof. Additionally, these loans have a higher degree of risk associated with overall budget and project costs, evaluating and monitoring construction progress, and overall market saturations which may affect values negatively during an economic downturn.

Commercial Real Estate Loans. Commercial real estate loans are secured by the subject property and are underwritten based upon standards set forth in the policies approved by the Company's board of directors. Such standards include, among other factors, loan to value limits, cash flow coverage and general creditworthiness of the obligors. These loan types also are considered a higher degree of credit risks due to the underlying management assumptions that need to be considered when dealing with these types of real estate investments.

Residential Nonowner and Residential Owner Real Estate Loans. The Company's underwriting analysis includes reviewing the borrower's repayment capacity and source, value of the underlying property, credit history and stability. The Company originates mostly adjustable-rate mortgage loans for the purchase or refinance of residential properties. These loans are collateralized by first or second mortgages on owner-occupied, second homes or investment residential properties located in the Company's market area. The primary risk associated with these loan types is the construction phase of a home and the borrower's accuracy of projected costs associated to complete a home. In addition, market conditions could fluctuate negatively and affect the home's final value.

Construction Loans. Construction loans are to finance the construction of owner occupied and lease properties. These loans are categorized as construction loans during the construction period, later converting to commercial or residential real estate loans after the construction is complete and amortization of the loan begins. Real estate development and construction loans are approved based on an analysis of the borrower and guarantor, the viability of the project and on an acceptable percentage of the appraised value of the property securing the loan. Real estate development and construction loan funds are disbursed periodically based on the percentage of construction completed. The Company carefully monitors these loans with on-site inspections and requires the receipt of lien waivers on funds advanced. Development and construction loans are typically secured by the properties under development or construction, and personal guarantees are typically obtained. Further, to assure that reliance is not placed solely on the value of the underlying property, the Company considers the market conditions and feasibility of proposed projects, the financial condition and reputation of the borrower and guarantors, the amount of the borrower's equity in the project, independent appraisals, cost estimates and pre-construction sale information. The primary risk associated with these loan types is the construction phase of owner occupied and lease properties and the borrower's accuracy of projected costs associated to complete a property. In addition, market conditions could fluctuate negatively and affect the property's final value, and overall market saturations may affect values negatively during an economic downturn.

Home Equity and Line of Credit Loans. Home equity and line of credit loans are secured by a recorded lien position against the equity in the secured real property and mainly consist of variable-rate and fixed-rate personal loans and lines of credit. The risks inherent with these types of loans are economic conditions affecting the borrower's future employment or their spouse's loss of job affecting their ability to continue servicing debt repayments.

Commercial Loans. Commercial loans are primarily underwritten on the basis of the borrowers' ability to service such debt from income. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. As a general practice, the Company takes as collateral a security interest in any available real estate, equipment, or other chattel, although loans may also be made on an unsecured basis. Collateralized working capital loans typically are secured by short-term assets whereas long-term loans are primarily secured by long-term assets. These loans are also affected by adverse economic conditions should they prevail within the Company's local market.

Consumer and Other Loans. Consumer and other loans are extended for various purposes, including purchases of automobiles, recreational vehicles, and boats. The Company also offers home improvement loans, lines of credit, personal loans, and deposit account collateralized loans. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Loans to consumers are extended after a credit evaluation, including the creditworthiness of the borrower(s), the purpose of the credit, and the secondary source of repayment. Consumer loans are made at fixed and variable interest rates and may be made on terms of up to ten years. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers. The Company's underwriting analysis includes a determination of the borrower's payment history on other debts and an assessment of ability to meet existing obligations and payments on the proposed loan. The risks inherent with these types of loans are the borrower's continuing financial stability, which can be negatively affected by job loss, divorce, illness or personal bankruptcy.

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Loans
	Office/ Retail/ Other	Multi- Family	Land	Commercial Real Estate	Resid. Non- Owner	Resid. Owner	Construction	Home Equity & LOC	Commercial	Consumer	Total
Year Ended December 31, 2011:
Beginning balance	$1,075	9	583	259	441	350	23	744	427	204	4,115
Provision (credit) for loan losses	1,010	7	1,384	71	(236)	852	588	178	164	442	4,460
Recoveries	3	—	—	—	4	12	—	40	—	2	61
Charge-offs	(463)	—	(547)	(184)	(18)	(836)	—	(717)	(154)	(320)	(3,239)

Ending balance	$1,625	16	1,420	146	191	378	611	245	437	328	5,397

Individually evaluated for impairment:
Recorded investment	$4,114	—	4,700	—	2,362	121	2,153	—	65	275	13,790

Balance in allowance for loan losses	$1,208	—	1,234	—	2	—	600	—	—	179	3,223

Collectively evaluated for impairment:
Recorded investment	$54,892	16,421	11,418	13,384	11,953	32,131	4,367	14,522	19,424	7,009	185,521

Balance in allowance for loan losses	$417	16	186	146	189	378	11	245	437	149	2,174

	Real Estate Loans
	Office/ Retail/ Other	Multi- Family	Land	Commercial Real Estate	Resid. Non- Owner	Resid. Owner	Construction	Home Equity & LOC	Commercial	Consumer	Total
Year Ended December 31, 2010:
Beginning balance	$776	90	459	242	385	142	343	281	263	54	3,035
Provision (credit) for loan losses	673	(80)	2,664	173	413	487	(305)	1,232	1,176	202	6,635
Recoveries	1	—	182	9	30	35	—	—	2	2	261
Charge-offs	(375)	—	(2,723)	(165)	(387)	(314)	(15)	(769)	(1,014)	(54)	(5,816)

Ending balance	$1,075	10	582	259	441	350	23	744	427	204	4,115

Individually evaluated for impairment:
Recorded investment	$2,858	—	7,825	1,062	282	748	923	912	164	208	14,982

Balance in allowance for loan losses	$667	—	337	166	26	34	—	476	76	145	1,927

Collectively evaluated for impairment:
Recorded investment	$60,499	9,518	15,520	15,865	18,074	31,919	3,896	18,852	20,423	7,263	201,829

Balance in allowance for loan losses	$408	10	245	93	415	316	23	268	351	59	2,188

Management believes that the allowance for loan losses at December 31, 2011 appropriately reflects the risk inherent in the portfolio. The methodologies used in the calculation are in compliance with regulatory policy, with Financial Accounting Standards ("FAS") Numbers 5 and 114 and on the requirements of US GAAP.

The following summarizes the loan credit quality (in thousands):

	Real Estate
Credit Risk Profile by Internally Assigned Grade	Office/ Retail/ Other	Multi- Family	Land	Commercial Real Estate	Resid. Non- Owner	Residential Owner	Construction	Home Equity and Line of Credit	Commercial	Consumer	Total
December 31, 2011:
Grade:
Pass	$49,338	16,421	9,207	12,749	10,475	31,467	4,255	14,142	18,541	6,862	173,458
Special mention	4,756	—	2,211	635	1,009	664	112	179	303	133	10,002
Substandard	4,912	—	4,700	—	2,831	121	2,153	201	645	289	15,851

Total	$59,006	16,421	16,118	13,384	14,315	32,252	6,520	14,522	19,489	7,284	199,311

December 31, 2010:
Grade:
Pass	57,974	9,518	13,812	15,699	14,492	30,908	3,895	15,992	18,450	6,769	187,509
Special mention	408	—	1,371	—	3,277	594	—	2,060	897	352	8,959
Substandard	4,975	—	8,162	1,228	587	1,165	924	1,712	1,240	350	20,343

Total	$63,357	9,518	23,345	16,927	18,356	32,667	4,819	19,764	20,587	7,471	216,811

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Company analyzes loans individually by classifying the loans as to credit risk. Loans classified as substandard or special mention are reviewed quarterly by the Company for further deterioration or improvement to determine if they are appropriately classified and whether there is any impairment. All loans are graded upon initial issuance. Further, commercial loans are typically reviewed at least annually to determine the appropriate loan grading. In addition, during the renewal process of any loan, as well as if a loan becomes past due, the Company will determine the appropriate loan grade.

Loans excluded from the review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of a deterioration in the credit worthiness of the borrower; or (c) the customer contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as to special mention, substandard or even charged off. The Company uses the following definitions for risk ratings:

Pass – A Pass loan's primary source of loan repayment is satisfactory, with secondary sources very likely to be realized if necessary.

Special Mention – A Special Mention loan has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in the deterioration of the repayment prospects for the asset or the Company's credit position at some future date. Special Mention loans are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard – A Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – A loan classified Doubtful has all the weaknesses inherent in one classified Substandard with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. At December 31, 2011 and 2010, the Company had no loans classified doubtful.

Loss – A loan classified Loss is considered uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. At December 31, 2011 and 2010, the Company had no loans classified loss.

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2011:
Real estate loans:
Office/retail/other	$—	2,718	—	2,718	55,537	751	59,006
Multi-family	—	—	—	—	16,421	—	16,421
Land	1,480	—	—	1,480	12,864	1,774	16,118
Commercial real estate	—	—	—	—	13,384	—	13,384
Residential nonowner	—	—	—	—	11,953	2,362	14,315
Residential owner	516	—	—	516	31,615	121	32,252
Construction	—	—	—	—	5,152	1,368	6,520
Home equity and line of credit	—	—	—	—	14,522	—	14,522
Commercial	179	—	—	179	19,245	65	19,489
Consumer	58	—	—	58	7,199	27	7,284

Total	$2,233	2,718	—	4,951	187,892	6,468	199,311

At December 31, 2010:
Real estate loans:
Office/retail/other	392	2,620	—	3,012	59,876	469	63,357
Multi-family	—	—	—	—	9,518	—	9,518
Land	3,109	5	—	3,114	17,533	2,698	23,345
Commercial real estate	—	—	—	—	15,699	1,228	16,927
Residential nonowner	—	—	—	—	18,048	308	18,356
Residential owner	496	358	—	854	31,031	782	32,667
Construction	—	—	—	—	4,819	—	4,819
Home equity and line of credit	—	—	—	—	19,764	—	19,764
Commercial	91	—	—	91	20,338	158	20,587
Consumer	144	194	—	338	6,944	189	7,471

Total	$4,232	3,177	—	7,409	203,570	5,832	216,811

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
December 31, 2011:
Real estate loans:
Office/retail/other	$750	1,016	3,364	3,629	1,208	4,114	4,645	1,208
Multi-family	—	—	—	—	—	—	—	—
Land	82	144	4,618	6,184	1,234	4,700	6,328	1,234
Commercial real estate	—	—	—	—	—	—	—	—
Residential nonowner	2,269	2,269	93	111	2	2,362	2,380	2
Residential owner	121	141	—	20	—	121	161	—
Construction	—	—	2,153	2,153	600	2,153	2,153	600
Home equity and line of credit	—	—	—	—	—	—	—	—
Commercial	65	70	—	5	—	65	75	—
Consumer	—	—	275	275	179	275	275	179

	$3,287	3,640	10,503	12,377	3,223	13,790	16,017	3,223

December 31, 2010:
Real estate loans:
Office/retail/other	—	—	2,858	3,681	667	2,858	3,681	667
Multi-family	—	—	—	—	—	—	—	—
Land	4,625	5,936	3,200	3,652	337	7,825	9,588	337
Commercial real estate	1,020	1,020	42	277	166	1,062	1,297	166
Residential nonowner	208	208	74	100	26	282	308	26
Residential owner	621	707	127	161	34	748	868	34
Construction	923	923	—	—	—	923	923	—
Home equity and line of credit	—	—	912	1,388	476	912	1,388	476
Commercial	—	—	164	240	76	164	240	76
Consumer	92	146	116	260	145	208	406	145

	$7,489	8,940	7,493	9,759	1,927	14,982	18,699	1,927

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Year Ended December 31, 2011:
Real estate loans:
Office/retail/other	$3,824	199	199
Multi-family	—	—	—
Land	6,740	173	173
Commercial real estate	939	—	—
Residential nonowner	1,628	28	28
Residential owner	771	—	—
Construction	858	33	33
Home equity and line of credit	1,376	15	15

	$16,136	448	448

Year Ended December 31, 2010:
Real estate loans:
Office/retail/other	3,924	108	108
Multi-family	—	—	—
Land	8,039	77	77
Commercial real estate	1,064	11	11
Residential nonowner	442	—	—
Residential owner	797	6	6
Construction	704	14	14
Home equity and line of credit	1,418	25	25

	$16,388	241	241

Troubled debt restructurings entered during the year ended December 31, 2011 are as follows (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Nonaccrual
Troubled Debt Restructurings:
Real estate mortgage loans:
Office/retail/other:
Modified interest rates	1	$646	646	—
Modified interest rate and amortization	1	2,718	2,718	—
Land-
Modified interest rate and amortization	3	3,083	3,083	1,637
Residential nonowner-
Modified interest rate and amortization	1	2,269	2,269	2,269
Residential owner-
Modified interest rates	1	121	121	121
Construction-
Modified interest rates	1	785	785	—

	8	$9,622	9,622	4,027

Troubled debt restructurings, included in the tables of impaired loans, are shown separately in the table above. All non-temporary concessions to a borrower in the form of a modified interest rate, modified amortization, modified interest rate and amortization, or modified principal are considered troubled debt restructurings. At the time of modification, an impairment analysis is performed to determine the appropriate amount of allowance for loan loss needed. Six months of payments according to the terms of the modification will need to be made before the loan is returned to accrual status.

The allowance for loan losses on all loans that have been restructured and are considered trouble debt restructurings ("TDR") is included in the Company's specific reserve. The specific reserve is determined on a loan by loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral dependent. TDR's that have subsequently defaulted are considered collateral-dependent.

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings That Subsequently Defaulted During the Last Twelve Months (dollars in thousands):
Real estate mortgage loans-
Residential owner	2	$246

The Company grants the majority of its loans to borrowers throughout Alachua and Marion Counties, Florida. Although the Company has a diversified loan portfolio, a significant portion of its borrowers' ability to honor their contracts is dependent upon the economy in Alachua and Marion Counties, Florida. The Company does have five acquisition and development loans, generally with original terms of three years or less, aggregating $6.5 million at December 31, 2011 and eight acquisition and development loans aggregating $9.5 million at December 31, 2010, for which the primary source of repayment is the sale of the related collateral or the conversion of the existing debt into debt at another financial institution. The majority of these loans are located in Alachua County. Financing receivables are not currently in the loan portfolio.

With the uncertain real estate market in Alachua and Marion Counties and ten classes, in the short-term, obtaining refinancing or sale of the collateral may be difficult or impossible under terms acceptable to the borrower. It is likely many of these loans will be extended and may be modified to provide additional interest only periods. Management is closely monitoring these loans and believes the loan loss allowance at December 31, 2011 was adequate.

As discussed in the Statements of Cash Flows, all loans sold were originated for sale, with none reclassified from the portfolio.

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

(4) Premises and Equipment

A summary of premises and equipment follows (in thousands):

	At December 31,
	2011	2010

Land	$3,938	3,938
Buildings	7,985	7,776
Leasehold improvements	691	637
Furniture, fixtures and equipment	3,497	3,309
Construction in process	27	217

Total, at cost	16,138	15,877

Less accumulated depreciation and amortization	(3,096)	(2,459)

Premises and equipment, net	$13,042	13,418

The Company leases its Ocala corporate headquarters under an operating lease. This lease is for a term of five years, contains an escalation clause, requires monthly lease payments and common area maintenance charges with options to renew through 2025. Rent expense under this operating lease during the years ended December 31, 2011 and 2010 was $93,000 and $91,000, respectively. The Company offsets occupancy expense with sub-leases on various suites in the building. This provided rental income, net of operating expenses, for 2011 and 2010 of $0 and $0 respectively. The future minimum lease payments, which include certain renewal options as of December 31, 2011, are as follows (in thousands):

Year Ending December 31,	Expense	Income

2012	$104	88
2013	106	16
2014	106	8
2015	18	—

	$334	112

Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
Other Real Estate Owned

(5) Other Real Estate Owned

Other real estate owned are presented net of an allowance for losses. An analysis of the allowance for losses on foreclosed assets is as follows (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$1,107	76
Provision for losses	1,522	1,217
Charge-offs	(501)	(186)

Balance, end of year	$2,128	1,107

Expenses applicable to other real estate owned follows (in thousands):

	Year Ended December 31,
	2011	2010

Loss on sale of other real estate owned	$434	29
Provision for other real estate owned losses	1,522	1,217
Operating expenses, net of rental income	184	120

	$2,140	1,366

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits	(6) Deposits A schedule of maturities of time deposits at December 31, 2011 follows (in thousands):

Year Ending December 31,	Amount

2012	$89,758
2013	18,548
2014	5,235
2015	4,606
2016	6,725

$124,872

Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
Other Borrowings

(7) Other Borrowings

The Company enters into repurchase agreements with customers that sweep funds from deposit accounts into investment accounts. These investment accounts are not federally insured and are treated as borrowings. These agreements require the Company to pledge securities as collateral for these borrowings. At December 31, 2011 and 2010, the outstanding balance of such borrowings totaled approximately $1.8 million and $3.1 million, respectively, and the Company pledged securities with a carrying value of approximately $4.2 million and $4.8 million, respectively, as collateral for these agreements.

The Company had $8 million and $4 million under unsecured credit facilities with correspondent banks at December 31, 2011 and 2010, respectively. The Company also had an additional $3 million under a secured credit facility with a correspondent bank at December 31, 2011 and 2010, respectively. There were no amounts outstanding in connection with these agreements at December 31, 2011 and 2010.

Lines Of Credit	12 Months Ended
Dec. 31, 2011
Lines Of Credit [Abstract]
Lines Of Credit

(8) Lines of Credit

At December 31, 2011, the Company has lines of credit of $11.0 million, with three correspondent banks to purchase federal funds. There were no amounts outstanding in connection with this line of credit at December 31, 2011 and 2010.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances

(9) Federal Home Loan Bank Advances

The maturity and interest rate of the Federal Home Loan Bank ("FHLB") advances are as follows ($ in thousands):

Advance		Interest	At December 31,
Type	Maturity	Rate	2011	2010

Fixed	2011	0.76%	$—	1,000
Fixed	2011	0.83%	—	1,000
Fixed	2011	0.98%	—	1,000
Fixed	2011	1.04%	—	1,000
Fixed	2011	1.23%	—	2,000
Fixed	2012	1.14%	—	1,000
DRC	2012	0.35%	3,000	—
Fixed	2012	1.33%	—	1,000
Convertible	2016	4.47%	5,000	5,000
Convertible	2016	4.71%	3,000	3,000
Convertible	2017	4.22%	5,000	5,000

			$16,000	21,000

The Company has entered into a collateral agreement with the FHLB which consists of a blanket floating lien on the entire loan portfolio and the pledge of all the Company's FHLB stock. One advance with a 2016 maturity date and interest rate of 4.47% has a call feature benefiting the issuer with a call date of February 23, 2012. The advance with a 2017 maturity date has a call feature benefiting the issuer with a call date of February 21, 2012. The Company may owe a fee in the event of full or partial repayment of advances prior to maturity. The Company had additional credit of $4.4 million available based on its collateral position at December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(10) Income Taxes

Allocation of the Federal and state income taxes (benefit) is as follows (in thousands):

	Year Ended December 31,
	2011	2010
Deferred:
Federal	$(1,412)	(1,579)
State	(241)	(270)

Income tax benefit	$(1,653)	(1,849)

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are summarized as follows ($ in thousands):

	Year Ended December 31,
	2011		2010
	Amount	% of Pretax Loss	Amount	% of Pretax Earnings
Income tax benefit at statutory rate	$(1,509)	(34.0)%	$(1,703)	(34.0)%
Increase (decrease) resulting from:
State taxes, net of Federal tax benefit	(159)	(3.6)	(178)	(3.6)
Share-based compensation	—	—	4	.1
Other	15	.4	28	.6

Income tax benefit	$(1,653)	(37.2)%	$(1,849)	(36.9)%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands).

	At December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$1,331	1,014
Net operating loss carryforwards	2,901	2,025
Foreclosed property expenses	920	464
Organizational and start-up costs	128	144
Unrealized loss on securities available for sale	—	369
Impaired loan interest	105	143
Other	42	40

Deferred tax assets	5,427	4,199

Deferred tax liabilities:
Premises and equipment	(442)	(472)
Deferred loan costs	(286)	(311)
Unrealized gains on securities available for sale	(121)	—
Prepaid expenses	(67)	(69)

Deferred tax liabilities	(916)	(852)

Net deferred tax asset	$4,511	3,347

At December 31, 2011, the Company has approximately $7.7 million of net operating loss carryforwards available to offset future taxable income. These carryforwards will begin to expire in 2025.

The Company files income tax returns in the U.S. federal jurisdiction, and the State of Florida. The Company is no longer subject to the U.S. federal or state and local income tax examinations by tax authorities for years before 2008.

Off-Balance-Sheet Financial Instruments	12 Months Ended
Dec. 31, 2011
Off-Balance-Sheet Financial Instruments [Abstract]
Off-Balance-Sheet Financial Instruments

(11) Off-Balance-Sheet Financial Instruments

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are commitments to extend credit, unused lines of credit and standby letters of credit and may involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheet. The contract amounts of these instruments reflect the extent of involvement the Company has in these financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit, unused lines of credit and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company upon extension of credit is based on management's credit evaluation of the counterparty.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These letters of credit are primarily issued to support third-party borrowing arrangements and generally have expiration dates within one year of issuance. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. At December 31, 2011, the Company held collateral supporting substantially all of these commitments and management does not anticipate any potential losses if these letters of credit are funded.

Standby letters of credit and commitments to extend credit typically result in loans with a market interest rate when funded. A summary of the amounts of the Company's financial instruments with off-balance-sheet risk at December 31, 2011 follows (in thousands):

Contract Amount

Commitments to extend credit	$770

Unused lines of credit	$14,341

Standby letters of credit	$97

Significant Group Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2011
Significant Group Concentrations Of Credit Risk [Abstract]
Significant Group Concentrations Of Credit Risk

(12) Significant Group Concentrations of Credit Risk

The Company grants the majority of its loans to borrowers throughout the northeast Florida area, including Marion and Alachua counties. Although the Company has a diversified loan portfolio, a significant portion of its borrowers' ability to honor their contracts is dependent upon the economy of this area. The Company does not have any significant concentrations to any one industry or customer.

Stock Option Plan	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Abstract]
Stock Option Plan

(13) Stock Option Plan

The Company adopted a stock option plan for its employees and directors (the "Plan"). Fifteen percent of the total amount of shares outstanding, up to 450,000 shares (currently 394,981 shares), have been reserved under the Plan. Stock options are granted at an exercise price equal to or greater than the fair market value of the common stock on the date of grant. Options granted to directors vest immediately and for employees, the options primarily vest over two years starting with the date of grant and ending on the second anniversary thereof. At December 31, 2011, 127,512 options remain available for granting. A summary of stock option transactions under the Plan for the years ended December 31, 2011 and 2010 follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2009	276,069	$10.13
Options forfeited	(29,866)	10.21

Options outstanding at December 31, 2010	246,203	10.12
Options forfeited	(2,250)	10.17

Options outstanding at December 31, 2011	243,953	$10.12	4.86 years	$—

Options exercisable at December 31, 2011	243,953	$10.12	4.86 years	$—

There were no options exercised during the years ended December 31, 2011 and 2010. At December 31, 2011 there was no unrecognized compensation expense related to the nonvested share-based compensation arrangements granted under the plans. The total fair value of shares vesting and recognized as compensation expense was $1,000 for the year ended December 31, 2011 and $13,000 in 2010. There was no associated income tax benefit recognized in 2011 or 2010.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

(14) Employee Benefit Plan

The Company has a 401(k) profit sharing plan available to all employees electing to participate after meeting certain length-of-service requirements. The Company contributed $83,000 to the plan in 2010 and there was no contribution to the plan in 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

(15) Related Party Transactions

The Company enters into transactions during the ordinary course of business with officers and directors of the Company and entities in which they hold a significant financial interest. The following summarizes these transactions (in thousands):

	At December 31,
	2011	2010

Beginning loan balances	$12,487	11,497
Additions	3,657	8,201
Repayments	(4,176)	(7,211)

Loan balances at end of year	$11,968	12,487

Deposits held from related parties-Balance at end of year	$3,155	5,343

Stockholders' Equity And Dividend Restrictions	12 Months Ended
Dec. 31, 2011
Stockholders' Equity And Dividend Restrictions[Abstract]
Stockholders' Equity And Dividend Restrictions

(16) Stockholders' Equity and Dividend Restrictions

On January 23, 2009, the U.S. Treasury Department (the "Treasury") purchased $6.5 million of the Company's senior preferred stock as part of the US Treasury's Capital Purchase Program. While the preferred shares are outstanding, the Company will pay the Treasury a five percent dividend on the senior preferred shares for the first five years following the investment, and a nine percent dividend thereafter. On January 19, 2012, the Company's Board of Directors adopted certain resolutions at the request of the Federal Reserve Bank of Atlanta (the "Federal Reserve"). One resolution provides that the Company may not, without prior Federal Reserve approval, declare or pay dividends including the payment of dividends on our outstanding Series A and Series B preferred stock. As a result, in the fourth quarter of 2011, we ceased accruing and paying dividends. The Treasury also received warrants to purchase an additional $325,700 of the Company's senior preferred stock at an exercise price of $0.01. The Treasury exercised these warrants on January 23, 2009. The senior preferred shares issued upon exercise of the warrants pay dividends at an annual rate of nine percent. While the senior preferred shares are outstanding, the Company must comply with restrictions on executive compensation and limitations on dividends and stock repurchases. The Company can repay the Treasury under the conditions established in the purchase agreements, and the Treasury can sell their investment to third parties.

The Company is limited in the amount of dividends it may pay by the amount of dividends the Bank may pay to the Holding Company. The Bank is limited in the amount of cash dividends that may be paid by Florida law. The amount of cash dividends that may be paid is based on the Bank's net earnings of the current year combined with the Bank's retained earnings of the preceding two years, as defined by state banking regulations. However, for any dividend declaration, the Bank must consider additional factors such as the amount of current period net earnings, liquidity, asset quality, capital adequacy and economic conditions. It is likely that these factors would further limit the amount of dividends which the Bank could declare. In addition, bank regulators have the authority to prohibit banks from paying dividends if they deem such payment to be an unsafe or unsound practice.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

(17) Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and percents (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the Bank is categorized as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage percents as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank's category. The Bank's actual capital amounts and percentages are also presented in the table ($ in thousands):

	Actual		For Capital Adequacy Purposes		For Well Capitalized Purposes

	Amount	%	Amount	%	Amount	%
As of December 31, 2011:
Total Capital to Risk-Weighted Assets	$21,482	10.16%	$16,915	8.00%	$21,144	10.00%
Tier I Capital to Risk-Weighted Assets	18,805	8.89	8,461	4.00	12,692	6.00
Tier I Capital to Average Assets	18,805	6.49	11,590	4.00	14,488	5.00

As of December 31, 2010:
Total Capital to Risk-Weighted Assets	26,170	11.47	18,253	8.00	22,816	10.00
Tier I Capital to Risk-Weighted Assets	23,303	10.22	9,121	4.00	13,681	6.00
Tier I Capital to Average Assets	23,303	7.62	12,233	4.00	15,291	5.00

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

(18) Fair Value of Financial Instruments

The estimated fair values of the Company's financial instruments are as follows (in thousands):

	At December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$5,077	5,077	6,404	6,404
Interest bearing time deposits in banks	—	—	—	—
Securities available for sale	50,216	50,216	49,304	49,304
Loans, net	194,274	193,445	213,069	214,080
Loans held for sale	9,961	9,961	7,395	7,395
Accrued interest receivable	860	860	903	903
Federal Home Loan Bank stock	1,266	1,266	1,409	1,409

Financial liabilities:
Deposits	241,228	242,748	251,344	253,656
Federal Home Loan Bank advances	16,000	17,975	21,000	22,596
Other borrowings	1,754	1,754	3,054	3,054
Accrued interest payable	342	342	436	436

Off-balance-sheet financial instruments	—	—	—	—

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

(19) Fair Value Measurements

Available-for-sale securities, measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value	Fair Value Measurements Using
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

At December 31, 2011:
U.S. government agency securities	$1,059	—	1,059	—
Mortgage-backed securities	47,164	—	47,164	—
Corporate bonds	1,993	—	1,993	—

	$50,216	—	50,216	—

At December 31, 2010-
Mortgage-backed securities	$49,304	—	49,304	—

There were no transfers of securities between levels of inputs during the twelve months ended December 31, 2011 and 2010.

Impaired collateral-dependent loans are carried at fair value when the current collateral value is lower than the carrying value of the loan. Impaired collateral-dependent loans are evaluated individually according to an appraised value obtained at least annually. Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	Fair Value(1)	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2011:
Real estate
Office/retail/other	$2,906	—	—	2,906	1,473	1,213
Multi-family	—	—	—	—	—	—
Land	3,466	—	—	5,158	2,801	1,422
Commercial real estate	—	—	—	—	—	—
Residential nonowner	91	—	—	184	20	(6)
Residential owner	121	—	—	121	40	20
Construction	1,554	—	—	1,554	600	600
Home equity and line of credit	—	—	—	—	—	—
Commercial	65	—	—	65	5	5
Consumer	96	—	—	96	179	84

Total	$8,299	—	—	8,299	5,098	3,338

At December 31, 2010:
Real estate:
Office/retail/other	2,858	—	—	2,858	822	667
Multi-family	—	—	—	—	—	—
Land	4,691	—	—	4,691	1,763	1,763
Commercial real estate	42	—	—	42	235	166
Residential nonowner	74	—	—	74	26	26
Residential owner	218	—	—	218	120	120
Construction	—	—	—	—	—	—
Home equity and line of credit	911	—	—	911	477	477
Commercial	164	—	—	164	76	76
Consumer	130	—	—	130	198	198

Total	$9,088	—	—	9,088	3,717	3,493

(1)

In addition, loans with a carrying value of $2,269,000 and $5,894,000 at December 31, 2011 and 2010, respectively, were measured for impairment using Level 3 inputs and had a fair value in excess of carrying value.

Other real estate owned is recorded at fair value less estimated costs to sell. Other real estate owned which is measured at fair value on a nonrecurring basis is as follows (in thousands):

	At Year End					Losses Recorded
	Fair Value	Level 1	Level 2	Level 3	Total Losses	During the Year

At December 31, 2011	$4,523	—	—	4,523	2,128	1,522

At December 31, 2010	$6,359	—	—	6,359	1,134	1,107

Legal Contingencies	12 Months Ended
Dec. 31, 2011
Legal Contingencies [Abstract]
Legal Contingencies

(20) Legal Contingencies

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will not have a material effect on the Company's financial statements.

Holding Company Only Financial Information	12 Months Ended
Dec. 31, 2011
Holding Company Only Financial Information [Abstract]
Holding Company Only Financial Information

(21) Holding Company Only Financial Information

The Holding Company's unconsolidated financial information is as follows (in thousands):

Condensed Balance Sheets

	At December 31,
	2011	2010
Assets

Cash	$739	895
Investment in subsidiaries	23,337	25,653
Other assets	195	164

Total assets	$24,271	26,712

Liabilities and Stockholders' Equity

Other liabilities	14	78
Stockholders' equity	24,257	26,634

Total liabilities and stockholders' equity	$24,271	26,712

Condensed Statements of Operations

	Year Ended December 31,
	2011	2010

Revenues	$5	9
Operating expenses, net of income tax benefit	58	90

Net loss before loss of subsidiaries	(53)	(81)

Loss of subsidiaries	(2,733)	(3,079)

Net loss	$(2,786)	(3,160)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2011	2010
Cash flows from operating activities:
Net loss	$(2,786)	(3,160)
Adjustment to reconcile net loss to net cash used in operating activities:
Share-based compensation	1	13
Equity in loss of subsidiaries	2,733	3,079
Increase in other assets	(31)	(42)
(Decrease) increase in other liabilities	(64)	28

Net cash used in operating activities	(147)	(82)

Cash flows from investing activity-
Dividends from (investment in) subsidiaries	399	(2,000)

Cash flows from financing activities:
Retirement of stock	(100)	—
Preferred stock dividend requirements and Series B stock accretion	(308)	(355)

Net cash used in financing activities	(408)	(355)

Net decrease in cash	(156)	(2,437)

Cash at beginning of the year	895	3,332

Cash at end of year	$739	895